LEASING COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
LEASING COMMITMENTS
Rent	$ 600	$ 1,860	$ 3,600	$ 8,520	$ 10,320	$ 17,200
Operating leases description					one operating lease that expires in April 2022. One operating lease in force at December 31, 2020, was terminated effective April 1, 2021.